SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) - Schedule of Exchange Rates (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Period Ended US$ to RMB exchange rate	6.898	7.119	7.2567
Period Average US$ to RMB exchange rate	7.0061	7.2043	7.2308